Offerings	Feb. 24, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	1,515,624
Proposed Maximum Offering Price per Unit	61.77
Maximum Aggregate Offering Price	$ 93,620,094.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,928.94
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock, par value $0.0001 per share (the "Common Stock") which become issuable under the Registrant's Amended and Restated 2021 Stock Option and Incentive Plan (the "2021 Plan") and the Registrant's Amended and Restated 2021 Employee Stock Purchase Plan (the "2021 ESPP") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of Common Stock. (2) Represents an increase of 1,515,624 shares of Common Stock to the number of shares reserved for issuance under the 2021 Plan, as a result of an automatic increase effective January 1, 2026. Shares available for issuance under the 2021 Plan were previously registered on Registration Statements on Form S-8 filed with the United States Securities and Exchange Commission ("SEC") on April 12, 2021 (File No. 333-255194), March 10, 2022 (File No. 333-263410), January 17, 2023 (File No. 333-269271), March 21, 2024 (File No. 333-278129) and February 27, 2025 (File No. 333-285312). (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) of the Securities Act, and based on $61.77, the average of the high and low sale prices of the Common Stock as reported on Nasdaq on February 20, 2026 (such date being within five business days of the date that this Registration Statement was filed with the Commission).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	43,055
Proposed Maximum Offering Price per Unit	52.51
Maximum Aggregate Offering Price	$ 2,260,818.05
Fee Rate	0.01381%
Amount of Registration Fee	$ 312.22
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock, par value $0.0001 per share (the "Common Stock") which become issuable under the Registrant's Amended and Restated 2021 Stock Option and Incentive Plan (the "2021 Plan") and the Registrant's Amended and Restated 2021 Employee Stock Purchase Plan (the "2021 ESPP") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of Common Stock. (4) Represents an increase of 43,055 shares of Common Stock to the number of shares reserved for issuance under the 2021 ESPP, as a result of an automatic increase effective January 1, 2026. Shares available for issuance under the 2021 ESPP were previously registered on Registration Statements on Form S-8 filed with the SEC on October 14, 2022 (File No. 333-260243), January 17, 2023 (File No. 333-269271), March 21, 2024 (File No. 333-278129) and February 27, 2025 (File No. 333-285312). (5) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) of the Securities Act, and based on $52.51, which is 85% of the average of the high and low sale prices of the Common Stock as reported on Nasdaq on February 20, 2026 (such date being within five business days of the date that this Registration Statement was filed with the Commission). Pursuant to the 2021 ESPP, the purchase price of the shares of Common Stock reserved for issuance thereunder will be 85% of the fair market value of a share of Common Stock on the first trading day of the offering period or on the exercise date, whichever is less.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	66,500
Proposed Maximum Offering Price per Unit	61.77
Maximum Aggregate Offering Price	$ 4,107,705.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 567.27
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock, par value $0.0001 per share (the "Common Stock") which become issuable under the Registrant's Amended and Restated 2021 Stock Option and Incentive Plan (the "2021 Plan") and the Registrant's Amended and Restated 2021 Employee Stock Purchase Plan (the "2021 ESPP") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of Common Stock. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) of the Securities Act, and based on $61.77, the average of the high and low sale prices of the Common Stock as reported on Nasdaq on February 20, 2026 (such date being within five business days of the date that this Registration Statement was filed with the Commission). (6) Represents the aggregate number of shares of the Registrant's Common Stock issuable upon the exercise of stock options and the vesting of restricted stock units granted to the Registrant's Chief Human Resources Officer, as an inducement material to entry into employment with the Registrant under Nasdaq Listing Rule 5635(c)(4).